Note 13. Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss) Note [Text Block]
NOTE 13 - OTHER COMPREHENSIVE INCOME

The components of other comprehensive income and related tax effects are as follows for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
Unrealized holding gains (losses) on available-for-sale securities	$3,604,865	$(553,784)	$4,329,683
Reclassification adjustments for net securities gains realized in income	(896,764)	(278,242)	(129,493)
Net unrealized gains (losses)	2,708,101	(832,026)	4,200,190
Tax effect	920,754	(282,889)	1,428,065

Net-of-tax amount	$1,787,347	$(549,137)	$2,772,125